Employee benefits expenses (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Expenses
Cost of sales, note 18	S/ 76,523	S/ 90,139	S/ 67,681
Administrative expenses, note 19	94,437	100,059	94,129
Selling and distribution expenses, note 20	17,982	17,096	16,230
Total employee benefits expenses	S/ 188,942	S/ 207,294	S/ 178,040